LEASES (Tables)	9 Months Ended
Sep. 30, 2020
LEASES
Schedule Of Components of Lease Expense

	Nine months ended September 30,
	2019	2020
	RMB	RMB
	Unaudited	Unaudited

Operating and short-term lease expense	33,452	45,702

Finance lease expense	450	450

Schedule Of Supplemental Cash Flow Information

	Nine months ended September 30,
	2019	2020
	RMB	RMB
	Unaudited	Unaudited
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	30,291	35,565
Operating cash flows from finance lease	—	—

Schedule Of Lease Terms And Discount Rates

	As of
	December 31, 2019		September 30, 2020
			Unaudited
Weighted-average Remaining Lease Term
Operating leases	7.87	Years	7.57	Years
Finance lease	10.67	Years	9.92	Years
Weighted-average Discount Rate
Operating leases	4.57%		4.50%

Schedule of Maturities of Lease Liabilities

Amount
RMB
Unaudited
2020 (remaining)	16,123
2021	44,760
2022	49,759
2023	45,719
2024	43,993
Thereafter	151,151
Total lease payments	351,505
Less: interest	(65,107)
Total	286,398
Less: current portion	(50,642)
Non-current portion	235,756